Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization											$ 211,243	$ 255,556	$ 272,142
Long-Lived Assets	2,991,823					3,668,156					2,991,823	3,668,156	3,659,149
Assets	6,772,708					7,859,891					6,772,708	7,859,891	8,147,104
Segment reporting information profit (loss)
Revenue	1,010,821		920,489	950,662	909,363	989,730		928,590	952,066	953,327	3,791,335	3,823,713	4,030,669
EBIT						931,216					905,382		991,479
Reconciling items:
Interest, net						(184,675)					(186,987)		(193,418)
Cash and cash equivalents	907,806					913,276					907,806	913,276	856,238		484,363
Short-term investments	31,128					36,611					31,128	36,611	12,971
Capital expenditures											137,512	176,586	155,980
Corporate and other expenses						(216,457)					(217,458)		(233,733)
Restructuring charges and asset impairments											(84,344)	(17,176)	(118,630)
Goodwill impairment	101,415					18,315
Other (expense) income											(32,639)	(1,138)	19,918
Income from continuing operations before income taxes	105,656		87,600	108,833	81,865	121,073		116,844	136,109	137,744	383,954	511,770	465,616
United States
Segment Reporting Information [Line Items]
Long-Lived Assets	2,210,510					2,831,810					2,210,510	2,831,810	2,749,101
Segment reporting information profit (loss)
Revenue											2,654,301	2,669,074	2,781,692
Outside United States
Segment Reporting Information [Line Items]
Long-Lived Assets	781,313					836,346					781,313	836,346	910,048
Segment reporting information profit (loss)
Revenue											1,137,034	1,154,639	1,248,977
Total for reportable segments
Segment Reporting Information [Line Items]
Depreciation and amortization											180,853	200,908	228,824
Assets	5,514,463					5,777,266					5,514,463	5,777,266	6,065,980
Reconciling items:
Capital expenditures											124,308	142,506	122,976
Small & Medium Business Solutions
Segment Reporting Information [Line Items]
Depreciation and amortization											110,753	131,761	153,213
Assets	3,623,816					3,729,853					3,623,816	3,729,853	3,883,979
Segment reporting information profit (loss)
Revenue											2,158,167	2,245,484	2,446,856
EBIT											712,346	722,823	784,323
Reconciling items:
Capital expenditures											83,359	108,153	71,213
Goodwill impairment	0					0							0
North America Mailing
Segment Reporting Information [Line Items]
Depreciation and amortization											81,238	104,957	123,252
Assets	2,767,743					2,863,233					2,767,743	2,863,233	3,100,369
Segment reporting information profit (loss)
Revenue	1,555,585					1,643,855							1,792,044
EBIT						646,979					640,830		691,500
Reconciling items:
Capital expenditures											57,973	78,511	57,308
Goodwill impairment	0					0							0
International Mailing
Segment Reporting Information [Line Items]
Depreciation and amortization											29,515	26,804	29,961
Assets	856,073					866,620					856,073	866,620	783,610
Segment reporting information profit (loss)
Revenue	602,582					601,629							654,812
EBIT						75,844					71,516		92,823
Reconciling items:
Capital expenditures											25,386	29,642	13,905
Goodwill impairment	0					0							0
Enterprise Business Solutions
Segment Reporting Information [Line Items]
Depreciation and amortization											45,739	38,980	36,071
Assets	648,634					755,743					648,634	755,743	877,564
Segment reporting information profit (loss)
Revenue											942,013	910,522	908,448
EBIT											138,259	155,151	153,535
Reconciling items:
Capital expenditures											15,387	29,559	46,350
Goodwill impairment	0					0							0
Production Mail
Segment Reporting Information [Line Items]
Depreciation and amortization											15,740	12,227	10,682
Assets	305,428					386,338					305,428	386,338	482,265
Segment reporting information profit (loss)
Revenue	511,544					480,718							511,595
EBIT						48,981					55,000		52,817
Reconciling items:
Capital expenditures											2,875	12,339	11,419
Goodwill impairment	0					0							0
Presort Services
Segment Reporting Information [Line Items]
Depreciation and amortization											29,999	26,753	25,389
Assets	343,206					369,405					343,206	369,405	395,299
Segment reporting information profit (loss)
Revenue	430,469					429,804							396,853
EBIT						106,170					83,259		100,718
Reconciling items:
Capital expenditures											12,512	17,220	34,931
Goodwill impairment	0	[1]				0	[1]						0	[1]
Digital Commerce Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization											24,361	30,167	39,540
Assets	1,242,013					1,291,670					1,242,013	1,291,670	1,304,437
Segment reporting information profit (loss)
Revenue	691,155					667,707							675,365
EBIT						53,242					54,777		53,621
Reconciling items:
Capital expenditures											25,562	4,794	5,413
Goodwill impairment	0					0							0	[1]
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization											16,338	37,863	28,662
Assets	101,398					854,007					101,398	854,007	889,955
Reconciling items:
Capital expenditures											8,328	32,849	18,909
Other corporate assets
Segment Reporting Information [Line Items]
Depreciation and amortization											14,052	16,785	14,656
Assets	217,913					278,731					217,913	278,731	321,960
Reconciling items:
Capital expenditures											$ 4,876	$ 1,231	$ 14,095

[1]	(1)Primarily represents foreign currency translation adjustments for the period. For discontinued operations in 2013, the adjustment primarily represents the write-off of remaining goodwill upon the sale of the Management Services business.